Commitments and Contingencies - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended				0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Jul. 14, 2014 System Link Limited ("System Link") USD ($)	Dec. 31, 2014 System Link Limited ("System Link") USD ($)	Jul. 31, 2014 System Link Limited ("System Link")	Jul. 14, 2014 System Link Limited ("System Link")
Loss Contingencies [Line Items]
Operating lease rental expenses	$ 3.6	22.2	38.2	25.6
Cash payment to JV as capital in cash					6.0
Additional cash contribution to JV						$ 4.0
Investment in joint venture, ownership percentage						50.00%	50.00%	50.00%